EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE

	For the year ended December 31,
	2024	2023	2022
Basic earnings per share
Income attributable to owners of the parent company (ThUS$)	976,972	581,831	1,339,210
Weighted average number of shares, basic (*)	604,437,877,587	604,437,869,545	96,614,464,231
Basic earnings per share (US$)	0.001616	0.000963	0.013861

	For the year ended December 31,
	2024	2023	2022
Diluted earnings per share
Income attributable to owners of the parent company (ThUS$)	976,972	581,831	1,339,210	(***)
Weighted average number of shares, diluted (**)	604,441,789,335	604,441,789,335	98,530,451,071
Diluted earnings per share (US$)	0.001616	0.000963	0.013592
(*)As of December 31, 2024, the weighted average number of shares considers 604,437,877,587 shares outstanding from January 1, 2024 to December 31, 2024. As of December 31, 2023, the weighted average number of shares considers 604,437,584,048 shares outstanding from January 1, 2023 to December 31, 2023. From January 10, 2023 to December 31, 2023, the number of shares outstanding increased due to the partial conversion of the Convertible Note H. As of December 31, 2022, the weighted average number of shares considers 606,407,693 shares outstanding from January 1, 2022 until November 2, 2022. From November 3, 2022 until December 31, 2022 the number of shares outstanding increases due to the equity rights offering and then increases daily as the holders of the convertible notes convert them into share.
(**)As of December 31, 2024, the number of weighted diluted shares considers 604,437,877,587 shares outstanding and 3,911,748 shares outstanding from January 1, 2024 until December 31, 2024, assuming the full conversion of the Convertibles Notes that were issued on the date of exit from Chapter 11. As of December 31, 2023, the number of weighted diluted shares considers 604,437,877,587 shares from January 1, 2023 to December 31, 2023, and 3,911,748 shares outstanding from January 1 to December 31, 2023, assuming the full conversion of the convertible bonds that were issued on the date of exit from Chapter 11. As of December 31, 2022, the weighted average number of fully diluted shares considers 606,407,693 shares outstanding from January 1, 2022 until November 2, 2022, and 605,801,285,307 shares outstanding from November 3, 2022 until December 31, 2022 which includes the equity rights offering and assumes the conversion of all Convertibles Notes that were issued upon emergence from Chapter 11.

(***) Income (Loss) attributable to owners of equity instruments of the parent company is unchanged when calculating diluted EPS because only Convertible Note H accrued interest. However, this Note was converted into shares immediately after issuance and therefore did not accrue interest during the year.